TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade, other receivables and other assets by type

	US Dollars
Figures in millions	2023	2022	2021
			Restated (2)

Non-current
Deferred compensation assets (financial assets)	42	12	25
Prepayments	14	19	14
Recoverable tax, rebates, levies and duties (1)	198	200	198
	254	231	237

Current
Trade receivables (financial assets)	25	20	50
Deferred compensation asset (financial assets)	6	—	—
Prepayments	41	58	41
Recoverable tax, rebates, levies and duties (1)	119	148	152
Other receivables (financial assets)	8	11	14
	199	237	257

Total trade, other receivables and other assets	453	468	494

There is a concentration of risk in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Africa Region segment. These values are summarised as follows:

Recoverable value added tax	229	231	209
Appeal deposits	51	43	43
(1) Includes taxation asset, refer to note 27.
(2)Comparative periods have been retrospectively restated. Refer to note 1.3.